Commitments and Contingent Liabilities (Narrative) (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 04, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Other Employees [Member] USD ($)	Dec. 31, 2013 Meitav [Member] USD ($)	Dec. 31, 2013 Meitav [Member] ILS
Number of premises operating leases		2	2
Term of leases of motor vehicles		3 years	3 years
Operating leases expense		$ 1,471		$ 1,183	$ 1,519
Indemnification agreement limit		2,000
Indemnification agreement limit as a percentage of shareholders' equity		25.00%	25.00%
Period following settlement during which Public Council may not take action against Parent	1 year
Payment of settlement		22	75				273	962
Potential amount of settlement							142	500
Number of lawsuits		2	2
Number of current employees filing lawsuits		2	2			5
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 180				$ 170